CAPITALIZATION	12 Months Ended
Jul. 31, 2013
CAPITALIZATION [Abstract]
CAPITALIZATION

13. CAPITALIZATION:

     The Company is capitalized entirely through common stock with identical voting rights and rights to liquidation. Treasury stock is recorded at cost and consists of 162,517 shares at July 31, 2013 and at July 31, 2012.